Cover	Oct. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	ABBOTT LABORATORIES
Entity Incorporation, State or Country Code	IL
Entity File Number	1-2189
Entity Tax Identification Number	36-0698440
Entity Address, Address Line One	100 Abbott Park Road
Entity Address, City or Town	Abbott Park
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60064-6400
City Area Code	224
Local Phone Number	667-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000001800
Amendment Flag	false
NYSE CHICAGO, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Shares, Without Par Value
Trading Symbol	ABT
Security Exchange Name	CHX
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Shares, Without Par Value
Trading Symbol	ABT
Security Exchange Name	NYSE